Condensed Statements Of Changes In Stockholders' Deficit (Parenthetical)			3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 18, 2022 shares	Jan. 13, 2022 shares	Mar. 31, 2022 shares	Sep. 30, 2023 shares	Dec. 31, 2022 shares	Jan. 19, 2022 shares
Common Stock, Shares, Outstanding		7,503,750
Stock split ratio		1.044
Founder Share [Member]
Common Stock, Shares, Outstanding	7,500,000	7,503,750				7,500,000
Stock split ratio		1.044
Over-Allotment Option [Member]
Stock issued during the period shares				3,900,000	3,900,000
Common Stock, Shares, Outstanding		7,503,750
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited					978,750
Over-Allotment Option [Member] | Founder Share [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	975,000	0			3,750
Private Placement Warrants [Member]
Stock issued during the period shares			13,850,000		13,850,000